Share-Based Compensation (Annual and Quarter) (Detail) - Stock options outstanding and exercisable (USD $)	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
Number Outstanding and Exercisable	12,000	6,500
Weighted Average Remaining Contractual Life	2 years 73 days
Weighted Average Exercise Price (in Dollars per share)	$ 4.99
0.65 - 1.99 [Member]
Number Outstanding and Exercisable	3,000
Weighted Average Remaining Contractual Life	3 years 219 days
Weighted Average Exercise Price (in Dollars per share)	$ 0.92
2.00 - 5.99 [Member]
Number Outstanding and Exercisable	1,500
Weighted Average Remaining Contractual Life	1 year 328 days
Weighted Average Exercise Price (in Dollars per share)	$ 4.55
6.00 - 6.99 [Member]
Number Outstanding and Exercisable	2,500
Weighted Average Remaining Contractual Life	6 months
Weighted Average Exercise Price (in Dollars per share)	$ 6.10
7.00 - 7.99 [Member]
Number Outstanding and Exercisable	5,000
Weighted Average Remaining Contractual Life	2 years 109 days
Weighted Average Exercise Price (in Dollars per share)	$ 7.00